Segment Information	12 Months Ended
Mar. 31, 2025
Segment Reporting Information [Line Items]
Segment Information
17. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s CODM in deciding how to allocate resources to an individual segment and in assessing performance. Our Chief Executive Officer (“CEO”) is the CODM.
The Company has two reportable business segments: (1) Motion Picture and (2) Television Production.
Motion Picture.
 Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.
Television Production.
 Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the licensing of Starz original series productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.
Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Segment revenues
Motion Picture	$1,589.7	$1,656.3	$1,323.7
Television Production	1,605.8	1,330.1	1,760.1

Total revenue	3,195.5	2,986.4	3,083.8
Segment direct operating expenses
Motion Picture	824.2	796.0	666.5
Television Production	1,369.3	1,090.1	1,541.5

Total segment direct operating expense	2,193.5	1,886.1	2,208.0
Segment distribution and marketing
Motion Picture	357.8	427.0	270.9
Television Production	38.1	35.3	33.3

Total segment distribution and marketing	395.9	462.3	304.2
Gross contribution
Motion Picture	407.7	433.3	386.3
Television Production	198.4	204.7	185.3

Total gross contribution	606.1	638.0	571.6
Segment general and administration
Motion Picture	100.1	113.9	109.8
Television Production	61.9	57.9	51.9

Total segment general and administration	162.0	171.8	161.7
Segment profit
Motion Picture	307.6	319.4	276.5
Television Production	136.5	146.8	133.4

Total segment profit	$444.1	$466.2	$409.9

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (segment revenues, less segment direct operating and segment distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate general and administrative expense, restructuring and other costs, share-based compensation, certain programming and content charges as a result of changes in management and/or programming and content strategy, certain benefits related to the
COVID-19
global pandemic, unallocated rent cost and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management, including the CODM, and enables them to understand the fundamental performance of the Company’s businesses. The CODM uses segment profit to evaluate the operating performance of the Company’s segments, to inform decisions for planning and forecasting, and for the allocation of resources.
The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Company’s total segment profit	$444.1	$466.2	$409.9
Corporate general and administrative expenses (1)	(120.9)	(110.6)	(100.9)
Adjusted depreciation and amortization (2)	(13.6)	(10.5)	(12.2)
Restructuring and other	(102.6)	(132.9)	(27.2)
COVID-19 related benefit included in direct operating expense (3)	2.1	0.9	8.9
Content charges (4)	—	(1.5)	(8.1)
Unallocated rent cost included in direct operating expense (5)	(18.6)	—	—
Adjusted share-based compensation expense (6)	(53.0)	(54.8)	(69.2)
Purchase accounting and related adjustments (7)	(12.9)	(17.1)	(61.6)

Operating income	124.6	139.7	139.6
Interest expense	(242.5)	(222.5)	(162.6)
Interest and other income	14.8	19.2	6.4
Other gains (losses), net	(11.8)	(20.0)	(21.2)
Loss on extinguishment of debt	(1.8)	(1.3)	(1.3)
Gain on investments, net	—	3.5	44.0
Equity interests income	4.3	8.7	0.5

Income (loss) before income taxes	$(112.4)	$(72.7)	$5.4

(1)
Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Old Lionsgate related to certain corporate and shared service functions historically provided by Old Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 21). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the consolidated statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Depreciation and amortization	$17.8	$15.6	$17.9
Less: Amount included in purchase accounting and related adjustments	(4.2)	(5.1)	(5.7)

Adjusted depreciation and amortization	$13.6	$10.5	$12.2

(3)
Amounts represent the incremental costs, if any, included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of recoveries (see Note 16). These benefits are excluded from segment operating results.

(4)	Content charges represent certain charges included in direct operating expense in the consolidated statements of operations, and excluded from segment operating results.
(5)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Total share-based compensation expense	$57.9	$62.5	$73.4
Less:
Amount included in restructuring and other (i)	(4.9)	(7.7)	(4.2)

Adjusted share-based compensation	$53.0	$54.8	$69.2

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)	The following sets forth the amounts included in each line item in the financial statements:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$—	$—	$0.7
General and administrative expense (i)	8.7	12.0	55.2
Depreciation and amortization	4.2	5.1	5.7

	$12.9	$17.1	$61.6

(i)
In the fiscal years ended March 31, 2025, 2024 and 2023, these adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment.

Amounts in fiscal 2024 and 2023 also include the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment. Amounts in fiscal 2023 also include the non-cash
charges for the accretion of the noncontrolling interest discount related to 3 Arts Entertainment (through November 2022). These amounts are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the consolidated statement of operations due to the relationship to continued employment.

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$—	$1.3	$7.7
Noncontrolling interest discount amortization	—	—	13.2
Noncontrolling equity interest in distributable earnings	8.7	10.7	34.3

	$8.7	$12.0	$55.2

See Note 13 for revenues by media or product line as broken down by segment for the fiscal years ended March 31, 2025, 2024, and 2023.
The following table reconciles segment general and administration expense to the Company’s total consolidated general and administration expense:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$162.0	$171.8	$161.7
Corporate general and administrative expenses	120.9	110.6	100.9
Share-based compensation expense included in general and administrative expense	53.0	54.8	69.2
Purchase accounting and related adjustments	8.7	12.0	55.2

	$344.6	$349.2	$387.0

The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Assets
Motion Picture	$1,867.4	$1,851.4
Television Production	2,279.3	2,347.8
Other unallocated assets (1)	968.5	903.8

	$5,115.2	$5,103.0

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

The following table sets forth acquisition of investment in films and television programs and program rights, as broken down
by segment for the fiscal years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Acquisition of investment in films and television programs and program rights
Motion Picture	$642.3	$418.1	$484.5
Television Production	1,025.0	702.4	1,083.9

	$1,667.3	$1,120.5	$1,568.4

The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Capital expenditures
Motion Picture	$—	$—	$—
Television Production	0.3	0.3	0.3
Corporate (1)	13.2	9.6	6.2

	$13.5	$9.9	$6.5

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Revenue
Canada	$75.8	$70.4	$64.0
United States	2,332.8	2,262.3	2,348.8
Other foreign	786.9	653.7	671.0

	$3,195.5	$2,986.4	$3,083.8

Long-lived assets by geographic location are as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Long-lived assets (1)
United States	$2,039.9	$2,047.6
Other foreign	280.9	263.0

	$2,320.8	$2,310.6

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.

For the fiscal years ended March 31, 2025, 2024 and 2023, the Company had revenue from the Starz Business of $619.7 million, $545.9 million and $775.5 million, respectively, which represented greater than 10% of consolidated revenues (see Note 21). For the fiscal year ended March 31, 2025, the Company had revenue from one individual external customer which represented greater than 10% of consolidated revenues, amounting to $513.4 million, related to the Company’s Motion Picture and Television Production segments (2024—revenue from one individual external customer which represented greater than 10% of consolidated revenues, amounting to $411.1 million, related to the Company’s Motion Picture and Television Production segments; 2023—revenue from one individual external customer which represented greater than 10% of consolidated revenues, amounting to $337.1 million, related to the Company’s Motion Picture and Television Production segments).
As of March 31, 2025, the Company had accounts receivable due from two customers which individually represented greater than
10
% of consolidated accounts receivable. Accounts receivable due from these two customers amounted to 12.8% and 10.5% of total consolidated accounts receivable (current and non-current)
at March 31, 2025, respectively, or gross accounts receivable of approximately $83.1 million and $68.1 million, respectively. As of March 31, 2024, the Company had accounts receivable due from two customers which individually represented greater than 10% of consolidated accounts receivable. Accounts receivable due from these two customers amounted to 12.5% and 10.7% of total consolidated accounts receivable (current and non-current)
at March 31, 2024, respectively, or gross accounts receivable of approximately $100.9 million and $86.8 million, respectively. In addition, the Company had amounts due from the Starz Business of $215.0 million and $33.4 million at March 31, 2025 and 2024, respectively, which are separately presented in the “Due from Starz Business” line item of the consolidated balance sheets (see Note 21).

LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Segment Information
16. Segment Information
The Company’s reportable segments have been determined based on the distinct nature of their operations, the Company’s internal management structure, and the financial information that is evaluated regularly by the Company’s CODM in deciding how to allocate resources to an individual segment and in assessing performance. Our Chief Executive Officer (“CEO”) is the CODM.
The Company has three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. The Company refers to its Motion Picture and Television Production segments collectively as the Studio Business.

Studio Business:
Motion Picture.
 Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired.
Television Production.
 Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the licensing of Starz original series productions to Starz Networks and to Starz platforms outside of the U.S. and Canada, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment.
Media Networks Business:
Media Networks.
 Media Networks consists of the following product lines (i) Starz Networks, which includes the domestic distribution of STARZ branded premium subscription video services through OTT platforms, on a direct-to-consumer
basis through the Starz App, and through Distributors; and (ii) Other, which represents revenues primarily from the OTT distribution of the Company’s Starz subscription video services outside of the U.S. and Canada.
In the ordinary course of business, the Company’s reportable segments enter into transactions with one another. The most common types of intersegment transactions include licensing motion pictures or television programming (including Starz original productions) from the Motion Picture and Television Production segments to the Media Networks segment. While intersegment transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses, assets, or liabilities recognized by the segment that is the counterparty to the transaction) are eliminated in consolidation and, therefore, do not affect consolidated results.
Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Segment revenues
Studio Business:
Motion Picture	$1,589.7	$1,656.3	$1,323.7
Television Production	1,605.8	1,330.1	1,760.1

Total Studio Business	3,195.5	2,986.4	3,083.8
Media Networks	1,372.1	1,576.4	1,546.5
Intersegment eliminations	(619.7)	(545.9)	(775.5)

	3,947.9	4,016.9	3,854.8
Intersegment revenues
Studio Business:
Motion Picture	203.3	128.2	44.2
Television Production	416.4	417.7	731.3

Total Studio Business	619.7	545.9	775.5
Media Networks	—	—	—

	619.7	545.9	775.5

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Segment direct operating expenses
Studio Business:
Motion Picture	824.2	796.0	666.5
Television Production	1,369.3	1,090.1	1,541.5

Total Studio Business	2,193.5	1,886.1	2,208.0
Media Networks	702.1	795.5	846.8
Intersegment eliminations	(561.9)	(494.2)	(740.1)

	2,333.7	2,187.4	2,314.7
Segment distribution and marketing
Studio Business:
Motion Picture	357.8	427.0	270.9
Television Production	38.1	35.3	33.3

Total Studio Business	395.9	462.3	304.2
Media Networks	381.0	451.1	496.5
Intersegment eliminations	(0.8)	(2.8)	0.3

	776.1	910.6	801.0
Gross contribution
Studio Business:
Motion Picture	407.7	433.3	386.3
Television Production	198.4	204.7	185.3

Total Studio Business	606.1	638.0	571.6
Media Networks	289.0	329.8	203.2
Intersegment eliminations	(57.0)	(48.9)	(35.7)

	838.1	918.9	739.1
Segment general and administration
Studio Business:
Motion Picture	100.1	113.9	109.8
Television Production	61.9	57.9	51.9

Total Studio Business	162.0	171.8	161.7
Media Networks	86.2	93.4	96.4

	248.2	265.2	258.1
Segment profit
Studio Business:
Motion Picture	307.6	319.4	276.5
Television Production	136.5	146.8	133.4

Total Studio Business	444.1	466.2	409.9
Media Networks	202.8	236.4	106.8
Intersegment eliminations	(57.0)	(48.9)	(35.7)

	$589.9	$653.7	$481.0

The Company’s primary measure of segment performance is segment profit. Segment profit is defined as gross contribution (segment revenues, less segment direct operating and segment distribution and marketing expense) less segment general and administration expenses. Segment profit excludes, when applicable, corporate general and administrative expense, restructuring and other costs, share-based compensation, certain programming and content charges as a result of changes in management and/or programming and content strategy, certain benefits related to the
COVID-19
global pandemic, unallocated rent cost and purchase accounting and related adjustments. The Company believes the presentation of segment profit is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management, including the CODM, and enables them to understand the fundamental performance of the Company’s businesses. The CODM uses segment profit to evaluate the operating performance of the Company’s segments, to inform decisions for planning and forecasting, and for the allocation of resources.
The reconciliation of total segment profit to the Company’s loss before income taxes is as follows:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Company’s total segment profit	$589.9	$653.7	$481.0
Corporate general and administrative expenses (1)	(123.2)	(136.1)	(122.9)
Adjusted depreciation and amortization (2)	(33.8)	(50.1)	(40.2)
Restructuring and other	(253.5)	(508.5)	(411.9)
Goodwill and intangible asset impairment	—	(663.9)	(1,475.0)
COVID-19 related benefit included in direct operating expense (3)	3.1	1.0	11.6
Programming and content charges (4)	—	—	(7.0)
Unallocated rent cost included in direct operating expense (5)	(18.6)	—	—
Adjusted share-based compensation expense (6)	(69.0)	(81.2)	(97.8)
Purchase accounting and related adjustments (7)	(163.0)	(153.7)	(195.5)

Operating loss	(68.1)	(938.8)	(1,857.7)
Interest expense	(283.6)	(269.8)	(221.2)
Interest and other income	15.1	22.1	6.4
Other gains (losses), net	(19.0)	(26.9)	(26.9)
Gain (loss) on extinguishment of debt	(7.5)	19.9	57.4
Gain on investments, net	—	3.5	44.0
Equity interests income	4.3	8.7	0.5

Loss before income taxes	$(358.8)	$(1,181.3)	$(1,997.5)

(1)
Corporate general and administrative expenses include certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on our consolidated statements of operations less the depreciation and amortization related to the non-cash
fair

value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Depreciation and amortization	$188.1	$192.2	$180.3
Less: Amount included in purchase accounting and related adjustments	(154.3)	(142.1)	(140.1)

Adjusted depreciation and amortization	$33.8	$50.1	$40.2

(3)
Amounts represent the incremental costs, if any, included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of recoveries (see Note 15). These benefits are excluded from segment operating results.

(4)
Programming and content charges represent certain charges included in direct operating expense in the consolidated statements of operations, and excluded from segment operating results (see Note 15 for further information).

(5)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Total share-based compensation expense	$74.4	$90.6	$102.0
Less:
Amount included in restructuring and other (i)	(5.4)	(9.4)	(4.2)

Adjusted share-based compensation	$69.0	$81.2	$97.8

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$—	$—	$0.7
General and administrative expense (i)	8.7	11.6	54.7
Depreciation and amortization	154.3	142.1	140.1

	$163.0	$153.7	$195.5

(i)	In the fiscal years ended March 31, 2025, 2024 and 2023, these adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts

Entertainment. Amounts in fiscal 2024 and 2023 also include the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment. Amounts in fiscal 2023 also include the non-cash
charges for the accretion of the noncontrolling interest discount related to 3 Arts Entertainment (through November 2022). These amounts are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the consolidated statement of operations due to the relationship to continued employment.

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$—	$1.3	$7.7
Noncontrolling interest discount amortization	—	—	13.2
Noncontrolling equity interest in distributable earnings	8.7	10.3	33.8

	$8.7	$11.6	$54.7

See Note 12 for revenues by media or product line as broken down by segment for the fiscal years ended March 31, 2025, 2024, and 2023.
The following table reconciles segment general and administration to the Company’s total consolidated general and administration expense:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$248.2	$265.2	$258.1
Corporate general and administrative expenses	123.2	136.1	122.9
Share-based compensation expense included in general and administrative expense	65.3	77.6	95.4
Purchase accounting and related adjustments	8.7	11.6	54.7

	$445.4	$490.5	$531.1

The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Assets
Motion Picture	$1,867.4	$1,851.4
Television Production	2,279.3	2,347.8
Media Networks	2,041.8	2,036.7
Other unallocated assets (1)	633.6	856.8

	$6,822.1	$7,092.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

The following table sets forth acquisition of investment in films and television programs and program rights, as broken down by segment for the years ended March 31, 2025, 2024 and 2023:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Acquisition of investment in films and television programs and program rights
Motion Picture	$642.3	$416.6	$483.6
Television Production	1,024.1	712.8	1,082.0
Media Networks	946.7	852.8	1,173.0
Intersegment eliminations	(644.5)	(572.9)	(759.4)

	$1,968.6	$1,409.3	$1,979.2

The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2025, 2024 and 2023:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Capital expenditures
Motion Picture	$—	$—	$—
Television Production	0.3	0.3	0.3
Media Networks	17.6	24.8	42.5
Corporate (1)	13.2	9.6	6.2

	$31.1	$34.7	$49.0

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Revenue
Canada	$79.7	$76.9	$63.1
United States	3,071.3	3,140.1	3,129.8
Other foreign	796.9	799.9	661.9

	$3,947.9	$4,016.9	$3,854.8

Long-lived assets by geographic location are as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Long-lived assets (1)
United States	$3,200.5	$3,063.2
Other foreign	126.7	176.3

	$3,327.2	$3,239.5

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.
For the year ended March 31, 2025, the Company had revenue from one individual customer which represented greater than 10% of consolidated revenues, amounting to $922.0 million, primarily related to the Company’s Media Networks and Motion Picture segments (2024 - revenue from one individual customer which represented greater than 10% of consolidated revenues, amounting to $831.0 million, primarily related to the Company’s Media Networks and Motion Picture segments; 2023 - revenue from one individual customer which represented greater than 10% of consolidated revenues, amounting to $766.6 million, primarily related to the Company’s Media Networks and Motion Picture segments).
As of March 31, 2025, the Company had accounts receivable due from two customers which individually represented greater than 10% of consolidated accounts receivable, and amounted to 11.8% and 10.3% of total consolidated accounts receivable (current and non-current)
at March 31, 2025, or gross accounts receivable of approximately $83.8 million and $72.8 million, respectively. As of March 31, 2024, the Company had accounts receivable due from one customer which individually represented greater than 10% of consolidated accounts receivable, and amounted to 11.6% of total consolidated accounts receivable (current and non-current)
at March 31, 2024, or gross accounts receivable of approximately $100.9 million.